Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Consolidated Statements of Income [Abstract]
Net sales													$ 8,062	[1]	$ 8,170	[1]	$ 8,015	[1]
Net sales, related party													479		381		404
Net sales	2,083	2,200	2,267	1,991	2,081	2,239	2,245	1,986					8,541		8,551		8,419
Costs and expenses:
Cost of products sold													4,464	[1]	4,544	[1]	4,488	[1]
Selling, general and administrative expenses													1,606		1,480		1,517
Amortization expense													24		25		28
Asset impairment and exit charges															38		56
Trademark impairment charges	48				6								48		6		567
Goodwill impairment charge					26										26
Restructuring charge																	56
Operating income													2,399		2,432		1,763
Interest and debt expense													221		232		251
Interest income													(11)		(12)		(19)
Other expense, net													3		7		9
Income from continuing operations before income taxes													2,186		2,205		1,522
Provision for income taxes													780		868		567
Income from continuing operations													1,406		1,337		955
Losses from discontinued operations, net of tax								(216)							(216)
Net income	$ 304	$ 394	$ 327	$ 381	$ 262	$ 400	$ 359	$ 100					$ 1,406		$ 1,121		$ 955
Basic income per share:
Income from continuing operations					$ 0.45	$ 0.69	$ 0.62	$ 0.54					$ 2.41		$ 2.29		$ 1.64
Loss from discontinued operations, net of tax								$ (0.37)							$ (0.37)
Net income	$ 0.52	$ 0.68	$ 0.56	$ 0.65	$ 0.45	$ 0.69	$ 0.62	$ 0.17					$ 2.41		$ 1.92		$ 1.64
Diluted income per share:
Income from continuing operations					$ 0.45	$ 0.68	$ 0.61	$ 0.54					$ 2.40		$ 2.29		$ 1.64
Loss from discontinued operations, net of tax								$ (0.37)							$ (0.37)
Net income	$ 0.52	$ 0.67	$ 0.56	$ 0.65	$ 0.45	$ 0.68	$ 0.61	$ 0.17					$ 2.40		$ 1.92		$ 1.64
Dividends declared per share	$ 0.56	$ 0.53	$ 0.53	$ 0.53	$ 0.49	$ 0.45	$ 0.45	$ 0.45	$ 0.450	$ 0.425	$ 0.425	$ 0.425	$ 2.15		$ 1.84		$ 1.73

[1]	Excludes excise taxes of $4,107 million, $4,340 million and $3,927 million for the years ended December 31, 2011, 2010 and 2009, respectively.